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August 19, 2016

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn: Division of Investment Management

Re:	American Pension Investors Trust, File Nos. 811-04262 and 002-96538

Ladies and Gentlemen:

Pursuant to the requirements of Rule 488 promulgated under the Securities Act of 1993, as amended, we are, on behalf of the American Pension Investors Trust (the “Trust”), filing this Pre-Effective Amendment # 2 to Combination Prospectus/Proxy Statement on Form N-14 under the Securities Act of 1933 (“PREA#2”). This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PREA#2 is being filed to complete information not included in the original filing and to address comments from the Staff relating to the original filing. In particular, this PREA#2 has been amended to address the following comments:

1.	As requested by Staff, Registrant is responding in writing to all comments and filing this PREA#2 in response to those comments.

2.	As requested by Staff, Registrant has conducted a NAST analysis of the proposed transaction and has concluded that the Capital Income Fund qualifies as the surviving Fund.

3.	On page 1 of the Shareholder Letter relating to the N-14, in paragraph three Registrant has amended language to make clear that the equity portfolios of each Fund are not the same, but are complementary. This was not a Staff comment, but Registrant felt the need to make the change in order to maintain consistency in the document.

4.	Staff requested that Registrant review Instruction G to Form N-14 and Rule 411 of the Securities Act with respect to incorporation by reference and make necessary amendments to the filing. In response to this comment, the applicable paragraph, appearing on page 5 of the proxy/prospectus, has been amended to comply with the noted requirements.

5.	With respect to Question 4, beginning at the bottom of page 8 of the proxy/prospectus, staff requested that Registrant specifically address each Fund’s investment objectives and policies and describe the “essential differences” between the two Funds in practical terms. Registrant has provided additional disclosure in Question 4 to address Staff concerns.

6.	In Expense Table comparing Class A Shares of the two Funds, Staff has requested that Registrant highlight the fact that Class A shares of the Capital Income Fund have a 12b-1 fee, whereas Class A shares of the Value Fund do not, and explain the implications. Registrant has added a footnote directly below the table addressing staff concerns.

7.	Staff noted an apparent typo in the five year expense example for Institutional Class Shares on page 9 of the proxy/prospectus. Registrant has corrected the error.

8.	Staff requested that Registrant add disclosure to Question 4 highlighting the Capital Income Fund’s holdings in fixed income securities and the implications for the Value Fund. Additional disclosure has been added.

9.	Staff noted that performance tables showed differing share classes for the Value Fund and the Capital Income Fund, and requested that the same share classes be shown. Registrant included the original disclosures because those were the disclosures appearing in each Fund’s prospectus. However, Registrant has amended the filing to include identical share class comparisons.

10.	Staff asked if the Value Fund will make material distributions prior to the reorganization. There are no plans to do so.

11.	Staff asked that additional insight be provided into the Board’s deliberations, and additional information has been provided.

12.	As requested, all tables and missing information has been provided, along with the form of Proxy card.

13.	Staff asked if portfolio rationalization will be required. It will not be required.

14.	As requested, the document has been amended to properly disclose that the Value Fund is non-diversified.

15.	As requested, the unnecessary paragraph in Part C, Signature, has been deleted.

16.	With respect to the staff’s comments relating to the financial sections, all amendments have been made, all financials tie back to each other and to the Trust’s annual report from January 31, 2016.

The undersigned, who reviewed this filing on behalf of the Trust, hereby represents to the Commission that said filing does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (a) of Rule 488, and that the Trust therefore seeks to have this filing declared effective on August 26, 2016.

Please direct all comments relating to this filing to me at the above address and number. Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/ David D. Jones

DAVID D. JONES